Acquisitions - Pro Forma Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenues	$ 1,736,999	$ 1,777,444
Pro forma net (loss) income	(1,173,481)	295,136
Pro forma net (loss) income attributable to controlling interest	(344,687)	70,411
Pro forma net (loss) income attributable to noncontrolling interest	$ (828,795)	$ 224,725